Convertible Notes	12 Months Ended
Mar. 31, 2022
Disclosure Of Convertible Notestext Block Abstract
Convertible notes
14	Convertible notes

The conversion option of the convertible bonds is accounted for as equity instrument and is determined after deducting the fair value of the liability component from the total fair value amount of the convertible bonds at the date of issuance. The residual amount represents the value of the conversion option, which is credited directly to equity as convertible bonds reserve of the Company.

The liability component of the convertible bonds is carried as a current or non-current liability, as appropriate, on the amortised cost basis until extinguished on conversion or redemption.

In June 2021, the holder of the convertible note early redeemed the convertible note in full with issue of 5,155,305 (2021: 1,841,673) ordinary shares.

On March 31, 2021, the Company issued $6,000,000 of convertible promissory notes (“convertible note #6”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $5,940,000, and the issuance of 120,000 ordinary shares as a commitment fee. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.75 per share or (b) 88.0% of the lowest daily VWAP (dollar volume-weighted average price of our Ordinary Shares on the NASDAQ Capital Market (as reported by Bloomberg) during the 10 trading days prior to the conversion date (collectively, the “Conversion Price”), but not lower than $1.08 per share (the “Floor Price”). If the daily VWAP is less than $1.08 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”), the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.75) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice.

On February 4, 2021, the Company issued $1,000,000 of convertible promissory notes (“convertible note #5”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $970,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 23, 2021, the Company issued to YA 453,459 Ordinary Shares after the receipt of a conversion notice dated February 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,002,191.78 at a conversion price of $2.2101.

On January 14, 2021, the Company issued $1,000,000 of convertible promissory notes (“convertible note #4”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $970,000, and (ii) the issuance of 50,000 ordinary shares as a commitment fee. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 18, 2021, the Company issued to YA 508,738 Ordinary Shares after the receipt of a conversion notice dated February 16, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,004,657,53 at a conversion price of $1.9748.

On December 22, 2020, the Company issued $500,000 of convertible promissory notes (“convertible note #3”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $485,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On January 21, 2021, the Company issued to YA 115,890 Ordinary Shares after the receipt of a conversion notice dated January 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $201,986.30 at a conversion price of $1.7429. On February 5, 2021, the Company issued to YA 152,247 Ordinary Shares after the receipt of a conversion notice dated February 4, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $300,657.53 at a conversion price of $1.9748.

On December 11, 2020, the Company issued $500,000 of convertible promissory notes (“convertible note #2”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $485,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 9, 2021, the Company issued to YA 255,236 Ordinary Shares after the receipt of a conversion notice dated February 7, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $504,041.10 at a conversion price of $1.9748.

On November 20, 2020, the Company issued $500,000 of convertible promissory notes (“convertible note #1”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $485,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 16, 2021, the Company issued to YA 256,103 Ordinary Shares after the receipt of a conversion notice dated February 11, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $505,753.42 at a conversion price of $1.9748.

The embedded conversion feature of the above 6 promissory notes was required recognition within equity on the commitment date. As such, the Company recorded $5,155,305 and $1,841,673 within additional paid-in-capital on the consolidated statement of financial position as of March 31, 2022 and 2021, respectively. The debt discount will be amortized as interest expense over the term of the convertible debt. During the years ended March 31, 2022 and 2021, the Company recognized $1,939,490 and $1,606,888, respectively, of interest expense related to the amortization of debt discount and issuance costs prior to capitalization of interest.